Foreign currency assets and liabilities	12 Months Ended
Jun. 30, 2024
Trade and other payables
Foreign currency assets and liabilities

34. Foreign currency assets and liabilities

Book amounts of foreign currency assets and liabilities are as follows:

Item / Currency (1)	Amount (2)	Prevailing exchange rate (3)	06.30.2024	06.30.2023
Assets
Trade and other receivables
US Dollar	91.536	909.00	83,206	79,110
Brazilian Reais	16.071	168.00	2,700	-
Euros	0.010	973.18	10	85
Uruguayan pesos	0.913	23.01	21	4
Trade and other receivables related parties
US Dollar	20.979	912.00	19,133	19,446
Total Trade and other receivables			105,070	98,645
Investment in financial assets
US Dollar	114.601	909.00	104,172	86,793
Brazilian Reais	-	-	-	680
New Israel Shekel	3.857	241.90	933	1,297
Pounds	0.703	1,148.52	807	881
Investment in financial assets related parties
US Dollar	2.174	912.00	1,983	-
Total Investment in financial assets			107,895	89,651
Derivative financial instruments
US Dollar	1.591	909.00	1,446	7,888
Total Derivative financial instruments			1,446	7,888
Cash and cash equivalents
US Dollar	58.262	909.00	52,960	43,142
Chilenean pesos	2,328.866	0.97	2,259	-
Euros	0.005	973.18	5	7
Guaraníes	50.000	0.12	6	-
Brazilian Reais	0.411	168.00	69	-
New Israel Shekel	0.004	241.90	1	97
Pounds	0.003	1,148.52	3	4
Uruguayan pesos	0.695	23.01	16	4
Total Cash and cash equivalents			55,319	43,254
Total Assets			269,730	239,438

Liabilities
Trade and other payables
US Dollar	68.316	912.00	62,304	41,214
Euros	-	-	-	4
Uruguayan pesos	71.141	23.01	1,637	45
Brazilian Reais	63.506	178.00	11,304	-
Trade and other payables related parties
US Dollar	10.013	912.00	9,132	71
Bolivian pesos	0.340	132.25	45	-
Total Trade and other payables			84,422	41,334
Lease liabilities
US Dollar	14.685	912.00	13,393	12,182
Total Lease liabilities			13,393	12,182
Provisions
New Israel Shekel	83.976	241.90	20,314	20,568
Total Provisions			20,314	20,568
Borrowings
US Dollar	650.838	912.00	593,564	689,641
Borrowings with related parties
US Dollar	0.741	912.00	676	1,159
Total Borrowings			594,240	690,800
Derivative financial instruments
US Dollar	0.198	912.00	181	394
Total Derivative financial instruments			181	394
Total Liabilities			712,550	765,278

(1)	The Group uses derivative instruments as complement in order to reduce its exposure to exchange rate movements (see Note 16).

(2)	Considering foreign currencies those that differ from each Group’s functional currency at each year-end.

(3)	Exchange rate as of June 30, 2024 according to Banco Nación Argentina records.